NEUBERGER | BERMAN
-------------------------
A LEHMAN BROTHERS COMPANY



PROSPECTUS - DECEMBER 17, 2007
AS AMENDED APRIL 4, 2008
AS AMENDED JUNE 16, 2008

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



Neuberger Berman
EQUITY FUNDS




TRUST CLASS SHARES

Convergence Fund

Dividend Fund

Energy Fund

Equity Income Fund

Research Opportunities Fund

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CONTENTS
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EQUITY FUNDS

Convergence Fund............................2

Dividend Fund..............................10

Energy Fund................................19

Equity Income Fund.........................26

Research Opportunities Fund................37


YOUR INVESTMENT

Share Prices...............................45

Privileges and Services....................46

Distributions and Taxes....................46

Maintaining Your Account...................49

Market Timing Policy.......................55

Portfolio Holdings Policy..................56


Fund Structure.............................56


Related Performance........................57



THESE FUNDS:

o are designed for investors with long-term goals in mind and, for the Dividend and Equity Income Funds, also for current income

o offer you the opportunity to participate in financial markets through a professionally managed stock portfolio
o also offer the opportunity to diversify your portfolio with Funds that invest using a value or a growth approach, or a combination of the two
o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o normally invest at least 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in equity securities

Please note that shares of each Fund may not be available in all states. Shares of each Fund are only available in states in which they are authorized for purchase.

THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(c) 2007 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

Neuberger Berman
CONVERGENCE FUND
(Formerly Neuberger Berman Premier Convergence Fund)
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GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks in the telecommunications, media and technology sectors. The Fund may invest in companies of any market capitalization and in domestic and foreign companies. The Fund seeks to reduce risk by investing in many sub-sectors of the telecommunications, media and technology sectors. The Fund normally invests more than 25% of its total assets in industries within the telecommunications, media and technology sectors.

The Portfolio Managers look for companies they believe are well positioned to capitalize on the continuing convergence of services, applications, devices and networks in the telecommunications, media and technology sectors, using a research driven and risk-reward sensitive approach to stock selection. Factors used in identifying such companies may include: above-average returns, sustainable competitive positioning, future business prospects that the Portfolio Managers judge to be sound, an established or emerging market niche, and a defensible business model. The Portfolio Managers also seek to identify companies they believe are poorly positioned and likely to underperform in a rapidly changing competitive environment with the possibility of establishing short positions.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

--> INDUSTRY SECTORS

To the extent the Fund focuses on just three industry sectors, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual industry sectors also tend to move up and down more than the broader market. Historically, the telecommunications, media and technology sectors have been more volatile than the equity market as a whole.

--> GROWTH INVESTING

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. In certain rapidly-emerging industries, success may be measured in market share rather than profits.

While most growth stocks are known to investors, they may not have reached their full potential. The growth investor looks for indications of continued success.

--> ALL CAP: LARGE, MID AND SMALL CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES. COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES MAY BE


                               2 CONVERGENCE FUND

LESS RESPONSIVE TO CHANGES AND OPPORTUNITIES, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. OVER THE PAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.


                               3 CONVERGENCE FUND

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MAIN RISKS


Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Because the Fund focuses on the telecommunications, media and technology sectors and concentrates in industries within the those sectors, its performance is likely to be disproportionately affected by the factors influencing those sectors and industries. The value of the Fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors and industries.

Companies in these sectors and industries can be significantly affected by rapid obsolescence, lack of investor or consumer acceptance, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, intense competition, including new methods of competition arising in another sector, unseasoned management, and a dependency on patent and copyright protections.

To the extent the Fund invests more heavily in one sector, the risks of that sector are magnified (see the Appendix for a discussion of sector-specific risks).

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies
o   may not have as great an ability to raise additional capital
o may have a less diversified product line, making them more susceptible to market pressure.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The Fund

                               4 CONVERGENCE FUND
could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Short sales involve selling a security the Fund does not own in anticipation that the security's price will decline. Short sales may help hedge against general market risk to the securities held in the portfolio but theoretically present unlimited risk on an individual stock basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it may amplify changes in the Fund's net asset value.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or the economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                               5 CONVERGENCE FUND

[GRAPHIC OMITTED]
PERFORMANCE


When this prospectus was prepared, the Fund had not completed a full calendar year of operations and had no performance information to report. The Fund is modeled after separate accounts managed by Neuberger Berman Management Inc. with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management Inc.



                               6 CONVERGENCE FUND

[GRAPHIC OMITTED]
INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                            None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
Management fees**                                          0.85
Distribution (12b-1) fees                                  0.10
Other expenses                                             1.47
--------------------------------------------------------------------------------
Total annual operating expenses                            2.42
--------------------------------------------------------------------------------
Minus: Expense reimbursement                               1.42
--------------------------------------------------------------------------------
Net expenses***                                            1.00



EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                         1 Year       3 Years       5 Years       10 Years
 -------------------------------------------------------------------------------
 Expenses                 $102         $318          $877          $2,404
--------------------------------------------------------------------------------


*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]
INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the period from 1/9/2007 to 8/31/2007, the management/administration fees paid to the Manager were 0.85% of average net assets before reimbursements.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.


                               7 CONVERGENCE FUND

PORTFOLIO MANAGERS

The Fund is managed by a team headed by Robert B. Corman and David Levine, consisting of the following Portfolio Managers:

ROBERT B. CORMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since April 2008. He held senior positions in portfolio management at four other firms since 1981.

DAVID LEVINE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since April 2008. He is a Portfolio Manager on the Large Cap Value team of Neuberger Berman, LLC. He joined Neuberger Berman in 1995.

HILARY L. FRISCH, CFA, is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. She has been a Portfolio Manager of the Fund since June 2008 and is the leader of the Technology, Media and Telecommunication research effort. She joined Neuberger Berman in 2000.

FAYAD ABBASI, is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Mr. Abbasi has been a Portfolio Manager of the Fund since June 2008 and is a Senior Equity Analyst for the Equity Research team. He joined Neuberger Berman in 2005. Prior to joining Neuberger Berman, he was a senior equity analyst for another investment adviser.

HARI SRINIVASAN, is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. Mr. Srinivasan has been a Portfolio Manager of the Fund since June 2008 and is a Senior Research Analyst for one of the equity research teams at Neuberger Berman, LLC. He joined Neuberger Berman in 2005. Prior to joining Neuberger Berman, he was an application software analyst at another firm.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.


                               8 CONVERGENCE FUND

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Year Ended August 31,                                           2007(1)
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                Share price (NAV) at beginning of year          10.00
PLUS:           Income from investment operations
                Net investment income                            0.01
                Net gains/losses - realized and unrealized       1.34
                Subtotal: income from investment                 1.35
                operations
EQUALS:         Share price (NAV) at end of year                11.35
--------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                            1.00(5)
Gross expenses(2)                                                2.40(5)
Expenses(3)                                                      1.01(5)
Net investment income - actual                                   0.15(5)
--------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)                                             13.50(6)
Net assets at end of year (in millions of dollars)                8.5
Portfolio turnover rate (%)                                        55(6)
--------------------------------------------------------------------------------


THE FIGURES ABOVE HAVE BEEN AUDITED BY TAIT, WELLER, & BAKER LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


(1) PERIOD FROM 1/9/2007 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(5) ANNUALIZED.

(6) NOT ANNUALIZED.


                               9 CONVERGENCE FUND

Neuberger Berman
DIVIDEND FUND
(Formerly Neuberger Berman Premier Dividend Fund)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS TOTAL RETURN EMPHASIZING BOTH CURRENT INCOME AND CAPITAL APPRECIATION.

To pursue this goal, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies with a dividend yield greater than the average dividend yield of the Standard & Poor's 500 Composite Stock Index ("S&P 500") that, at the time of purchase, the Neuberger Berman research analysts rate Buy ("B").The Fund may invest in companies of any market capitalization.

The Portfolio Managers apply their own market expertise, a diversity of perspective, and risk analysis tools to select stocks for the Fund's portfolio.Whenever an analyst reduces the rating on a stock under his or her coverage from "B" to Monitor ("M") or Source of Funds ("S"), the Portfolio Managers will review the stock for possible removal from the Fund's portfolio.

Neuberger Berman currently has 22 research analysts covering approximately 300 stocks from a universe of all publicly traded companies.The analysts are involved primarily in equity research, which includes, among other techniques, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage.The research analysts develop operating models of the companies under coverage, applying rigorous valuation techniques to carve out a smaller universe of companies that qualify for a "B" rating.In the past, about one-quarter to one-third of the approximately 300 companies have been rated "B" at any given point in time, with the others rated "M" or "S."On average, the research analysts have 13 years of investment research experience and in-depth knowledge of their industries and companies.The research analysts are "buy-side" analysts with a primary mission to find what they believe are attractive investment opportunities at the right time and price.

The research analysts use the following guidelines in ranking companies currently under coverage.Within each rating, the research analysts are instructed to take into consideration the risks associated with the company when assigning ratings.

"B" (BUY) - Generally, these are stocks that the analysts believe have both:
(1) a 12-18 month total return potential of 15% or greater; and (2) a risk of loss that is half or less the total return potential.

"M" (MONITOR) - Generally, these are stocks that the analysts believe have either: (1) a 12-18 month total return potential below 15%; or (2) a risk of loss that is greater than half the total return potential.

"S" (SOURCE OF FUNDS) - Generally, these are stocks that the analysts believe have the greatest short-term risk.

Up to 20% of the Fund's net assets may be invested in:

o Other securities, such as preferred stocks, real estate investment trusts ("REITs"), and master limited partnerships ("MLPs") that, in the aggregate, have a yield greater than the average dividend yield of the S&P 500; and

                                10 DIVIDEND FUND

o Stocks that do not meet the criteria for inclusion in 80% of the portfolio (stocks of companies with a dividend yield greater than the average dividend yield of the S&P 500 that, at the time of purchase, the Neuberger Berman research analysts rate "B"), but that the Portfolio Managers believe will increase their dividends based on a projected event or demonstrate total return characteristics that merit their inclusion.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

--> ALL CAP: LARGE, MID AND SMALL CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES.COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES MAY BE LESS RESPONSIVE TO CHANGES AND OPPORTUNITIES, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES.OVER THE PAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.

--> REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE.

REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITS.

--> MASTER LIMITED PARTNERSHIPS

MLPS ARE LIMITED PARTNERSHIPS IN WHICH THE OWNERSHIP UNITS ARE PUBLICLY TRADED. MLP UNITS ARE REGISTERED WITH THE SEC AND ARE FREELY TRADED ON A SECURITIES EXCHANGE OR IN THE OVER-THE-COUNTER MARKET. THE MAJORITY OF MLPS OPERATE IN OIL & GAS RELATED BUSINESSES INCLUDING ENERGY PROCESSING AND DISTRIBUTION. MLPS ARE PASS-THROUGH ENTITIES OR BUSINESSES THAT ARE TAXED AT THE SECURITY HOLDER LEVEL AND GENERALLY ARE NOT SUBJECT TO FEDERAL OR STATE INCOME TAX AT THE PARTNERSHIP LEVEL. ANNUAL INCOME, GAINS, LOSSES, DEDUCTIONS OR CREDITS OF THE MLP PASS THROUGH DIRECTLY TO ITS SECURITY HOLDERS.GENERALLY, A MLP IS OPERATED UNDER THE SUPERVISION OF ONE OR MORE MANAGING GENERAL PARTNERS. LIMITED PARTNERS ARE NOT INVOLVED IN THE DAY-TO-DAY MANAGEMENT OF THE PARTNERSHIP.


                                11 DIVIDEND FUND

[GRAPHIC OMITTED]
MAIN RISKS


Most of the Fund's performance depends on what happens in the stock markets. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


The ratings of the Neuberger Berman research analysts represent the subjective determination of the analysts and may not accurately assess the investment prospects of a particular stock. Past performance of stocks rated "B" by the research analysts does not necessarily predict the future performance of the Fund.

Dividends the Fund receives on common stocks are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. Qualified dividend income received by the Fund and distributed to its shareholders will generally be eligible for the reduced tax rate applicable to such income. Recently enacted tax legislation extended the reduced tax rate so that it will expire for taxable years beginning on or after January 1, 2011. A portion of the distributions that the Fund receives may be a return of capital.

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies
o   may not have as great an ability to raise additional capital
o may have a less diversified product line, making them more susceptible to market pressure.

The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

                                12 DIVIDEND FUND

Interest rate risk is the risk that investments such as preferred stocks, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in interest rates. When market interest rates rise, the market value of such securities generally will fall.

Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

To the extent the Fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the Fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile. Most equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends.

REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free "pass-through" of income under the federal tax law.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.

                                13 DIVIDEND FUND

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                                14 DIVIDEND FUND

[GRAPHIC OMITTED]
PERFORMANCE

When this prospectus was prepared, the Fund had not completed a full calendar year of operations and had no performance information to report. The Fund is modeled after separate accounts managed by Neuberger Berman Management Inc. with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management Inc.


                                15 DIVIDEND FUND

[GRAPHIC OMITTED]
INVESTOR EXPENSES


The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                             None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
Management fees**                                            0.85
Distribution (12b-1) fees                                    0.10
Other expenses                                               1.59
Acquired fund fees and expenses***                           0.02
--------------------------------------------------------------------------------
Total annual operating expenses                              2.56
--------------------------------------------------------------------------------
Minus: Expense reimbursement                                 1.54
--------------------------------------------------------------------------------
Net expenses****                                             1.02
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                            1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Expenses                     $104         $325          $914         $2,519
--------------------------------------------------------------------------------


*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

*** "ACQUIRED FUND FEES AND EXPENSES" ARE FEES AND EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF THE INVESTMENT OF ITS UNINVESTED CASH IN A FUND MANAGED BY NEUBERGER BERMAN MANAGEMENT INC. (NBMI) OR AN AFFILIATE.

**** NBMI HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/ 2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]
INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the period from 11/2/2006 to 8/31/2007, the management/administration fees paid to the Manager were 0.84% of average net assets before reimbursements.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.


                                16 DIVIDEND FUND

PORTFOLIO MANAGERS

RICHARD LEVINE is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has been a Portfolio Manager with the firm since 1989 and has served as Portfolio Manager since the Fund's inception.

+MICHELLE STEIN is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Lehman Brothers and Neuberger Berman, LLC. She has been a Portfolio Manager at Neuberger Berman, LLC since 1983. Michelle joined Neuberger Berman in 1979.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.


                                17 DIVIDEND FUND

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Year Ended August 31,                                           2007(1)
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
              Share price (NAV) at beginning of year            10.00
PLUS:         Income from investment operations
              Net investment income                              0.21
              Net gains/losses - realized and unrealized         0.88
              Subtotal: income from investment                   1.09
              operations
MINUS:        Distributions to shareholders
              Income dividends                                   0.16
EQUALS:       Share price (NAV) at end of year                  10.93
--------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                            1.00(2)
Gross expenses(3)                                                2.54(2)
Expenses(4)                                                      1.00(2)
Net investment income - actual                                   2.37(2)
--------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(5)                                             10.87(6)
Net assets at end of year (in millions of dollars)                7.1
Portfolio turnover rate (%)                                        42(6)
--------------------------------------------------------------------------------


THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 11/2/2006 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(6) NOT ANNUALIZED.


                                18 DIVIDEND FUND

Neuberger Berman
ENERGY FUND
(Formerly Neuberger Berman Premier Energy Fund)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY COMPANIES IN ENERGY-RELATED ACTIVITIES. CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by companies in energy-related activities, primarily common stocks. The Fund may invest in companies of any market capitalization and in domestic and foreign companies. The companies in energy-related activities in which the Fund invests include, among others, integrated oil and gas companies, refining companies, independent oil and gas companies, oil service companies, coal companies, energy infrastructure companies, energy transportation companies, energy master limited partnerships, natural gas and electric utilities, and alternative energy providers from solar, wind and hydrogen sources. The Fund intends to normally invest in higher yielding securities in order to maintain a current yield that is close to that of the Standard & Poor's 500 Composite Stock Index.

The Fund's investment decisions are based on the recommendations of Neuberger Berman's team of energy analysts. The Fund invests with a long-term bias for its holdings, seeking companies that the analysts believe will grow. The Fund seeks to invest in companies in energy-related activities with above average earnings, cash flow and dividend growth potential and in areas that the analysts believe are likely to benefit from the tight supply and demand conditions of the energy sector. The Fund intends to have broad representation across all sub-sectors of the energy complex with sub-sector weightings determined by market conditions. Adjustments will be made to industry weightings as market conditions dictate, as analyzed by the team of energy analysts.

The Portfolio Managers may sell a stock when the team of energy analysts determines that the stock's valuation has become excessive, when the team of energy analysts believes the underlying investment thesis for the stock has changed, when the team of energy analysts believes sub-sector weightings should be adjusted, or when a position becomes too large.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by companies in energy-related activities, without providing shareholders at least 60 days' advance notice.


                                 19 ENERGY FUND

[GRAPHIC OMITTED]
MAIN RISKS


Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Because the Fund concentrates its assets in the energy sector, your investment in the Fund will be closely linked to the performance of the energy sector. The value of the Fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries and sectors.

Companies in the energy sector are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Companies in the energy sector also can be significantly affected by fluctuations in energy prices, the supply and demand for energy fuels, international political events, energy conservation, the success of exploration projects and tax and other governmental regulations.

The Fund may at times be more concentrated in particular sub-sectors of the energy sector e.g., oil service, refining and marketing, exploration and production, and coal. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the Fund emphasizes small-, mid, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

                                 20 ENERGY FUND

In addition smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies
o   may not have as great an ability to raise additional capital
o may have a less diversified product line, making them more susceptible to market pressure.

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

                                 21 ENERGY FUND

[GRAPHIC OMITTED]
PERFORMANCE

When this prospectus was prepared, the Fund had not completed a full calendar year of operations and had no performance information to report. The Fund is modeled after separate accounts managed by Neuberger Berman Management Inc. with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management Inc.

                                 22 ENERGY FUND

[GRAPHIC OMITTED]
INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                           None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
Management fees**                                          0.85
Distribution (12b-1) fees                                  0.10
Other expenses                                             1.21
--------------------------------------------------------------------------------
Total annual operating expenses                            2.16
--------------------------------------------------------------------------------
Minus: Expense reimbursement                               1.15
--------------------------------------------------------------------------------
Net expenses***                                            1.01
--------------------------------------------------------------------------------


     EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
 Expenses                    $103       $322        $821        $2,200
--------------------------------------------------------------------------------


*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]
INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the period from 10/17/2006 to 8/31/2007, the management/administration fees paid to the Manager were 0.85% of average net assets before reimbursements.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.

PORTFOLIO MANAGERS

RON SILVESTRI is a Vice President of Neuberger Berman Management Inc. and is the utilities and alternative energy analyst for Neuberger Berman, LLC. He has managed the Fund since inception. Mr. Silvestri has over 10 years of experience covering the utility sector. Mr. Silvestri joined Neuberger Berman in late 2005, having spent the previous 10 years at another firm as an analyst and portfolio manager covering the utility sector.


                                 23 ENERGY FUND

DAVE WHEELER is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Lehman Brothers. He has managed the Fund since inception. He is the integrated oil, exploration and production, and refining analyst for Neuberger Berman, LLC. Mr. Wheeler has been an analyst covering the energy sector for over 10 years. Mr. Wheeler joined Neuberger Berman in 2004. From 1998 to 2004, Mr. Wheeler was the senior oil analyst at one firm and covered the integrated oil sector for another firm.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.

                                 24 ENERGY FUND

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Year Ended August 31,                                            2007(1)
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
              Share price (NAV) at beginning of year             10.00
PLUS:         Income from investment operations
              Net investment income                               0.02
              Net gains/losses - realized and unrealized          2.29
              Subtotal: income from investment operations         2.31
MINUS:        Distributions to shareholders
              Income dividends                                    0.03
              Capital gain distributions                            -
              Subtotal: distributions to shareholders             0.03
EQUALS:       Share price (NAV) at end of year                   12.28
--------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                             1.00(5)
Gross expenses(2)                                                 2.15(5)
Expenses(3)                                                       1.00(5)
Net investment income - actual                                    0.20(5)
--------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)                                              23.13(6)
Net assets at end of year (in millions of dollars)                 8.5
Portfolio turnover rate (%)                                         45(6)
--------------------------------------------------------------------------------


THE FIGURES ABOVE HAVE BEEN AUDITED BY TAIT, WELLER, & BAKER LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


(1) PERIOD FROM 10/17/2006 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(5) ANNUALIZED.

(6) NOT ANNUALIZED.


                                 25 ENERGY FUND

Neuberger Berman
EQUITY INCOME FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS TOTAL RETURN EMPHASIZING BOTH CURRENT INCOME AND CAPITAL APPRECIATION.

To pursue this goal, the Fund invests mainly in income-oriented equity securities that pay dividends, which may include real estate investment trusts ("REITs"), convertible securities, Canadian income trusts, master limited partnership units ("MLPs") and common stocks. The Fund may invest in companies of any market capitalization. The Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Standard & Poor's 500 Composite Stock Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund may also employ the use of options to attempt to enhance the current return on its securities or to protect against a sharp drop in prices. More specifically, the Fund may write calls against positions in the portfolio ("covered calls") or buy puts on individual stocks or on market indices.

The Fund typically employs a "value" approach in selecting investments. The Portfolio Managers have access to Neuberger Berman's research analysts. Neuberger Berman currently has 22 research analysts who cover approximately 300 stocks from a universe of all publicly traded companies. The analysts are involved primarily in equity research, which includes, among other techniques, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage. The research analysts develop operating models of the companies under coverage, applying rigorous valuation techniques to help choose what they believe to be attractive investments. On average, the research analysts have 13 years of investment research experience and in-depth knowledge of their industries and companies. The research analysts are "buy-side" analysts with a primary mission to find what they believe are attractive investment opportunities at the right time and price.

In addition to relying on Neuberger Berman research analysts, the Portfolio Managers conduct their own research and analysis. This includes company visits to view operations, meeting with management to gain a better understanding of the capital allocation process and corporate strategy, and employing an analytical framework in an effort to detect deception and monitor accounting quality.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities; it will not change this strategy without providing shareholders at least 60 days' advance notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in market values will not require the Fund to dispose of a holding.

--> VALUE INVESTING


AT ANY GIVEN TIME, THERE ARE COMPANIES WHOSE STOCK PRICES, WHETHER BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES, DO NOT REFLECT THEIR FULL


                             26 EQUITY INCOME FUND

ECONOMIC OPPORTUNITIES. THIS HAPPENS WHEN INVESTORS UNDER-APPRECIATE THE BUSINESS POTENTIAL OF THESE COMPANIES, OR ARE DISTRACTED BY TRANSIENT OR NON-FUNDAMENTAL ISSUES. THE VALUE INVESTOR EXAMINES THESE COMPANIES, SEARCHING FOR THOSE THAT MAY RISE IN PRICE WHEN OTHER INVESTORS REALIZE THEIR WORTH.


--> ALL CAP: LARGE, MID AND SMALL CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES. COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES MAY BE LESS RESPONSIVE TO CHANGES AND OPPORTUNITIES, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. OVER THE PAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.

--> REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME AND GAINS DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH CERTAIN REQUIREMENTS OF THE INTERNAL REVENUE CODE.

REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITS.

--> CONVERTIBLE SECURITIES

A CONVERTIBLE SECURITY IS A BOND, DEBENTURE, NOTE, PREFERRED STOCK, OR OTHER SECURITY THAT MAY BE CONVERTED INTO OR EXCHANGED FOR EQUITY SECURITIES. CONVERTIBLE SECURITIES GENERALLY HAVE FEATURES OF BOTH COMMON STOCKS AND DEBT SECURITIES. CONVERTIBLE SECURITIES ORDINARILY PROVIDE A STREAM OF INCOME WITH GENERALLY HIGHER YIELDS THAN COMMON STOCKS, BUT LOWER THAN NON-CONVERTIBLE DEBT. THE PRICE OF A CONVERTIBLE SECURITY OFTEN REFLECTS VARIATIONS IN THE PRICE OF THE UNDERLYING COMMON STOCK IN A WAY THAT NON-CONVERTIBLE DEBT MAY NOT. A CONVERTIBLE SECURITY MAY BE SUBJECT TO REDEMPTION AT THE OPTION OF THE ISSUER AT A PRICE ESTABLISHED IN THE SECURITY'S GOVERNING INSTRUMENT.

--> CANADIAN INCOME TRUSTS

CANADIAN INCOME TRUSTS COMMONLY HOLD DEBT OR EQUITY SECURITIES IN AN UNDERLYING ACTIVE BUSINESS. INCOME TRUSTS GENERALLY FALL INTO FOUR SECTORS: BUSINESS TRUSTS, UTILITY TRUSTS, RESOURCE TRUSTS AND REAL ESTATE INVESTMENT TRUSTS. INCOME TRUSTS ARE GENERALLY A MORE TAX EFFICIENT WAY FOR A BUSINESS TO PAY INCOME TO ITS INVESTORS. THE VALUE OF AN INCOME TRUST CAN RISE OR FALL FOR THE SAME REASONS THAT AFFECT EQUITY SECURITIES OR BECAUSE OF CHANGES TO INTEREST RATES.

                             27 EQUITY INCOME FUND

--> MASTER LIMITED PARTNERSHIPS

MLPS ARE LIMITED PARTNERSHIPS IN WHICH THE OWNERSHIP UNITS ARE PUBLICLY TRADED. MLP UNITS ARE REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE FREELY TRADED ON A SECURITIES EXCHANGE OR IN THE OVER-THE-COUNTER MARKET. THE MAJORITY OF MLPS OPERATE IN OIL AND GAS RELATED BUSINESSES INCLUDING ENERGY PROCESSING AND DISTRIBUTION. MANY MLPS ARE PASS-THROUGH ENTITIES THAT GENERALLY ARE TAXED AT THE SECURITY HOLDER LEVEL AND GENERALLY ARE NOT SUBJECT TO FEDERAL OR STATE INCOME TAX AT THE PARTNERSHIP LEVEL. ANNUAL INCOME, GAINS, LOSSES, DEDUCTIONS OR CREDITS OF THE MLP PASS THROUGH DIRECTLY TO ITS SECURITY HOLDERS. GENERALLY, AN MLP IS OPERATED UNDER THE SUPERVISION OF ONE OR MORE MANAGING GENERAL PARTNERS. LIMITED PARTNERS ARE NOT INVOLVED IN THE DAY-TO-DAY MANAGEMENT OF THE MLP.


                             28 EQUITY INCOME FUND

[GRAPHIC OMITTED]
MAIN RISKS


Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies
o   may not have as great an ability to raise additional capital
o may have a less diversified product line, making them more susceptible to market pressure.

DIVIDENDS. Dividends the Fund receives on common stocks are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. Qualified dividend income received by the Fund and distributed to its shareholders will generally be eligible for the reduced tax rate applicable to such income. Recently enacted tax legislation extended the reduced tax rate so that it will expire for taxable years beginning on or after January 1, 2011. A portion of the distributions that the Fund receives may be a return of capital.

INTEREST RATE RISK. Interest rate risk is the risk that certain investments, including dividend-paying common stocks such as REIT common shares, will decline in value because of changes in interest rates. When market interest rates rise, the market value of such securities generally will fall.

MLPS. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

                             29 EQUITY INCOME FUND

CANADIAN INCOME TRUSTS. An investment in units of a Canadian income trust is not the equivalent of owning shares in a corporation. Unit holders do not have the statutory rights normally associated with owning shares in a corporation. Investments in income trusts will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates and other economic factors. Typically, income trusts are more volatile than fixed-income securities and preferred shares. The value of income trust units may decline significantly if they are unable to meet distribution targets. Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (which include a fund that invests in the income trust) could be held responsible for such obligations. Income trusts created pursuant to Canadian tax laws allow for the elimination or minimization of Canadian income tax at the entity level if substantially all of the income is passed through to the unit holders. There can be no assurance that income tax laws and government incentive programs will not be changed in a manner which adversely affects unit holders.

REITS AND OTHER REAL ESTATE COMPANIES. To the extent the Fund invests in REITs, its performance will also be affected by the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Some of the REIT securities in which the Fund invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile. Most equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends.

REIT and other real estate company share prices overall will typically decline over periods when interest rates are rising. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free "pass-through" of income under the federal tax law.

UTILITY COMPANIES. To the extent the Fund invests in the utilities sector, its performance will also be affected by the performance of utility companies. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

COVERED CALLS. A "covered call" involves selling a call option (or the right to purchase a security at a specific price within a given time period) while simultaneously holding an equivalent position in the underlying security. When writing a covered call option, the Fund, in return for a premium,

                             30 EQUITY INCOME FUND
gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If the option expires unexercised (because the stock has declined), the Fund keeps the premium; however, the premium may be offset by a decline in the market value of the underlying security during the option period. If the holder exercises the option, the stock must be delivered, but because the Fund already owns the stock, risk is limited.

PUT OPTIONS. A put option involves buying the right to sell a security at a specific price within a given time period. The Fund also may purchase put options on securities indices. The Fund may purchase put options for any number of reasons including: to manage exposure to changes in securities prices; to increase the Fund's exposure to a specific part or broad segment of the U.S. market; to enhance income; to protect the value of a security; and to serve as a cash management tool. Put options may not always be successful hedges and their prices can be highly volatile. If a put option that the Fund has purchased expires unexercised (due to an increase in the value of the underlying security), the Fund will lose the amount of the premium.

SECTOR RISK. The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 35% of the total assets of the Fund in each of those sectors. If it emphasizes one or both of those sectors, your investment in the Fund will be linked to the performance of the real estate sector, the utilities sector or both sectors. To the extent it emphasizes either sector, the value of the Fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries or sectors.

VALUE INVESTING. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.

                             31 EQUITY INCOME FUND

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                             32 EQUITY INCOME FUND

[GRAPHIC OMITTED]
PERFORMANCE

When this prospectus was prepared, the Fund had not completed a full calendar year of operations and had no performance information to report. Accordingly, performance charts are not included.


                             33 EQUITY INCOME FUND

[GRAPHIC OMITTED]
INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                         None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
Management fees**                                       0.95
Distribution (12b-1) fees                               0.10
Other expenses                                          1.87
Acquired fund fees and expenses***                      0.02
--------------------------------------------------------------------------------
Total annual operating expenses                         2.94
--------------------------------------------------------------------------------
Minus: Expense reimbursement                            1.91
--------------------------------------------------------------------------------
Net expenses****                                        1.03
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                     1 Year         3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
 Expenses             $105           $328         $1,002       $2,814
--------------------------------------------------------------------------------

*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

*** "ACQUIRED FUND FEES AND EXPENSES" ARE FEES AND EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF THE INVESTMENT OF ITS UNINVESTED CASH IN A FUND MANAGED BY NEUBERGER BERMAN MANAGEMENT INC. (NBMI) OR AN AFFILIATE.

**** NBMI HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/ 2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]
INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the period from 11/2/2006 to 8/31/2007, the management/administration fees paid to the Manager were 0.94% of average net assets before reimbursements.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.

                             34 EQUITY INCOME FUND

PORTFOLIO MANAGERS

RICHARD LEVINE is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has been a Portfolio Manager with the firm since 1989 and has served as Portfolio Manager since the Fund's inception.

ANTHONY GLEASON is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has been a Portfolio Manager with the firm since 1999 and has served as Portfolio Manager since the Fund's inception.

ALEXANDRA POMEROY is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. She has been a Portfolio Manager with the firm since 2005 and has served as Portfolio Manager since the Fund's inception. Prior to that, she worked at another leading financial services firm for five years advising fund managers in her role as a relationship manager in the institutional research sales department.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Managers, other accounts managed by the Portfolio Managers, and ownership of Fund shares by the Portfolio Managers.


                             35 EQUITY INCOME FUND

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Year Ended August 31,                                           2007(1)
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
               Share price (NAV) at beginning of year            10.00
PLUS:          Income from investment operations
               Net investment income                              0.25
               Net gains/losses - realized and unrealized         0.52
               Subtotal: income from investment operations        0.77
MINUS:         Distributions to shareholders
               Income dividends                                   0.25
               Capital gains distributions                        0.00
               Subtotal: distributions to shareholders            0.25
EQUALS:        Share price (NAV) at end of year                  10.52
-------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                             1.00(5)
Gross expenses(2)                                                 2.91(5)
Expenses(3)                                                       1.00(5)
Net investment income - actual                                    2.81(5)
--------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)                                               7.73(6)
Net assets at end of year (in millions of dollars)                 5.4
Portfolio turnover rate (%)                                         26(6)
--------------------------------------------------------------------------------

START HERE
THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


(1) PERIOD FROM 11/2/2006 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(3) SHOW WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(5) ANNUALIZED.

(6) NOT ANNUALIZED.


                             36 EQUITY INCOME FUND

Neuberger Berman
RESEARCH OPPORTUNITIES FUND
(Formerly Neuberger Berman Premier Analysts Fund)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS LONG-TERM TOTAL RETURN.

To pursue this goal, the Fund invests in stocks of companies rated Buy ("B") by Neuberger Berman research analysts. The Fund may invest in companies of any market capitalization. The Fund is designed to take advantage of the research analysts' experience and knowledge by investing in their top investment choices (i.e., their stocks rated "B"). The Fund seeks to remain "sector neutral," meaning that the Portfolio Managers will actively manage the weights of the stocks rated "B" so that the Fund's sector exposures will normally remain within plus or minus 2% of the sector weightings of the Fund's benchmark. The Fund normally will hold all and only common stocks rated "B."

Neuberger Berman currently has 22 research analysts covering approximately 300 stocks from a universe of all publicly traded companies. The analysts are involved primarily in equity research, which includes, among other techniques, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage. The research analysts develop operating models of the companies under coverage, applying rigorous valuation techniques to carve out a smaller universe of companies that qualify for a "B" rating. In the past, about one-quarter to one-third of the approximately 300 companies have been rated "B" at any given point in time, with the others rated Monitor ("M") or Source of Funds ("S") On average, the research analysts have 13 years of investment research experience and in-depth knowledge of their industries and companies. The research analysts are "buy-side" analysts with a primary mission to find what they believe are attractive investment opportunities at the right time and price.

The research analysts use the following guidelines in ranking companies currently under coverage. Within each rating, the research analysts are instructed to take into consideration the risks associated with the company when assigning ratings.

"B" (BUY) - Generally, these are stocks that the analysts believe have both: (1) a 12-18 month total return potential of 15% or greater; and (2) a risk of loss that is half or less the total return potential.

"M" (MONITOR) - Generally, these are stocks that the analysts believe have either: (1) a 12-18 month total return potential below 15%; or (2) a risk of loss that is greater than half the total return potential.

"S" (SOURCE OF FUNDS) - Generally, these are stocks that the analysts believe have the greatest short-term risk.


                         37 Research Opportunities Fund

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

--> ALL CAP: LARGE, MID AND SMALL CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES. COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES MAY BE LESS RESPONSIVE TO CHANGES AND OPPORTUNITIES, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. OVER THE PAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.


                         38 RESEARCH OPPORTUNITIES FUND

[GRAPHIC OMITTED]
MAIN RISKS


Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


The ratings of the Neuberger Berman research analysts represent the subjective determination of the analysts and may not accurately assess the investment prospects of a particular stock. Past performance of stocks rated "B" by the research analysts does not necessarily predict the future performance of the Fund.

To the extent that the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes a certain market capitalization, it could perform worse than certain other funds over a given time period. At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies
o   may not have as great an ability to raise additional capital
o may have a less diversified product line, making them more susceptible to market pressure.

The Fund's sector neutral approach to investing may require investment in a sector at a time in the economic cycle when the economic prospects of that sector, taken as a whole, are declining. Performance in those situations will depend on the analysts' ability to find stocks that are minimally affected by the general trend or even run counter to it.

To the extent the Fund invests more heavily in one sector relative to its benchmark, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

--> OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE


                         39 RESEARCH OPPORTUNITIES FUND

AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDING, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                         40 RESEARCH OPPORTUNITIES FUND

[GRAPHIC OMITTED]
PERFORMANCE

When this prospectus was prepared, the Fund had not completed a full calendar year of operations and had no performance information to report. The Fund is modeled after separate accounts managed by Neuberger Berman Management Inc. with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management Inc.


                         41 RESEARCH OPPORTUNITIES FUND

[GRAPHIC OMITTED]
INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                        None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly
Management fees**                                       0.85
Distribution (12b-1) fees                               0.10
Other expenses                                          1.36
--------------------------------------------------------------------------------
Total annual operating expenses                         2.31
--------------------------------------------------------------------------------
Minus: Expense reimbursement                            1.31
--------------------------------------------------------------------------------
Net expenses***                                         1.00
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                     1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
 Expenses             $102         $318         $852         $2,317
--------------------------------------------------------------------------------


*     THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE TRUST CLASS OF THE FUND THROUGH 8/31/2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE TRUST CLASS OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE TRUST CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.00% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]
INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the period from 11/2/2006 to 8/31/2007, the management/administration fees paid to the Manager were 0.85% of average net assets before reimbursements.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund's semi-annual report dated February 2008.

PORTFOLIO MANAGERS

ROBERT B. CORMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since April 2008. He held senior positions in portfolio management at four other firms since 1981.



                         42 RESEARCH OPPORTUNITIES FUND

DAVID LEVINE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since April 2008. He is a Portfolio Manager on the Large Cap Value team of Neuberger Berman, LLC. He joined Neuberger Berman in 1995.

Please see the Statement of Additional Information for additional information about the compensation of the Portfolio Manager, other accounts managed by the Portfolio Manager, and ownership of Fund shares by the Portfolio Manager.


                         43 RESEARCH OPPORTUNITIES FUND

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Year Ended August 31,                                                2007(1)
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
               Share price (NAV) at beginning of year                10.00
PLUS:          Income from investment operations
               Net investment income                                  0.04
               Net gains/losses - realized and unrealized             1.12
               Subtotal: income from investment operations            1.16
MINUS:         Distributions to shareholders
               Income dividends                                       0.02
               Capital gains distributions                              -
               Subtotal: distributions to shareholders                0.02
EQUALS:        Share price (NAV) at end of year                      11.14
--------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                                 1.00(5)
Gross expenses(2)                                                     2.31(5)
Expenses(3)                                                           1.00(5)
Net investment income - actual                                        0.44(5)
--------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(4)                                                  11.58(6)
Net assets at end of year (in millions of dollars)                     8.6
Portfolio turnover rate (%)                                             88(6)
--------------------------------------------------------------------------------


THE FIGURES ABOVE HAVE BEEN AUDITED BY TAIT, WELLER, & BAKER LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


(1) PERIOD FROM 11/2/2006 (BEGINNING OF OPERATIONS) TO 8/31/2007.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENT.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

(5) ANNUALIZED.

(6) NOT ANNUALIZED.


                         44 RESEARCH OPPORTUNITIES FUND

Neuberger Berman
YOUR INVESTMENT
--------------------------------------------------------------------------------
Trust Class shares of each Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account").

o   SHARE PRICES

Because Trust Class shares of the Funds do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Similarly, because the Funds do not charge fees for selling shares, your Fund pays you the full share price when you sell shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

-->  SHARE PRICE CALCULATIONS

THE PRICE OF A TRUST CLASS SHARE OF A FUND IS THE TOTAL VALUE OF THAT FUND'S ASSETS ATTRIBUTABLE TO ITS TRUST CLASS SHARES MINUS ITS LIABILITIES ATTRIBUTABLE TO THOSE SHARES, DIVIDED BY THE TOTAL NUMBER OF THAT FUND'S TRUST CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF A FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUNDS USE MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN A FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. A FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR

                               45 YOUR INVESTMENT

OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

o   PRIVILEGES AND SERVICES

If you purchase Trust Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

--> DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

o   DISTRIBUTIONS AND TAXES


DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Funds make any distributions once a year (in December), except that Dividend Fund and Equity Income Fund, typically distribute any net investment income quarterly.


                               46 YOUR INVESTMENT

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Trust Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Trust Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Trust Class shares of a Fund or paid in cash.


HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.


Fund distributions to individual retirement accounts, Roth IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.


Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.


Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss ("dividends") are generally taxed as ordinary income. However, a Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


--> TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE

                               47 YOUR INVESTMENT

DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. THIS MAY BE SEPARATE FROM THE STATEMENT THAT COVERS YOUR SHARE TRANSACTIONS.


MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

--> BACKUP WITHHOLDING


A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM EACH FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.


IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

--> BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE A FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.


                               48 YOUR INVESTMENT

o   MAINTAINING YOUR ACCOUNT


WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.


Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.


WHEN YOU SELL SHARES If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Funds' transfer agent has received your order to sell.


In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").


When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.


The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of a Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

                               49 YOUR INVESTMENT

WHEN YOU EXCHANGE SHARES -- You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:


o   both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.


The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.


If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

OTHER POLICIES --  Under certain circumstances, the Funds reserve the right to:

o   suspend the offering of shares
o   reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o   change, suspend, or revoke the exchange privilege
o   suspend the telephone order privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")


                               50 YOUR INVESTMENT

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.


-->  MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU PURCHASE OR SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

-->  INVESTMENT PROVIDERS

THE TRUST CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF ANY OF THE FUNDS DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES"). IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.


-->  ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

                               51 YOUR INVESTMENT

-->   DISTRIBUTION AND SHAREHOLDER SERVICING FEES



EACH FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, EACH FUND'S TRUST CLASS PAYS THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., 0.10% OF ITS AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.



-->   INFORMATION REQUIRED FROM NEW ACCOUNTS



TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


                               52 YOUR INVESTMENT

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.



BUYING SHARES

------------------------------------------------------------------------------------------------------------------------------
 Method                   Things to know                                         Instructions
------------------------------------------------------------------------------------------------------------------------------
 SENDING US A CHECK       Your first investment must be at least $1,000          Fill out the application and enclose your
                                                                                 check
                          Additional investments can be as little as $100
                                                                                 If regular first-class mail, send to:
                          We cannot accept cash, money orders, starter            NEUBERGER BERMAN FUNDS
                          checks, cashier's checks, travelers checks, or          BOSTON SERVICE CENTER
                          other cash equivalents                                  P.O. BOX 8403
                                                                                  BOSTON, MA 02266-8403
                          You will be responsible for any losses or fees
                          resulting from a bad check; if necessary, we may       If express delivery, registered mail, or
                          sell other shares belonging to you in order to         certified mail, send to:
                          cover these losses                                      NEUBERGER BERMAN FUNDS
                                                                                  C/O STATE STREET BANK AND TRUST COMPANY
                          All checks must be made out to "Neuberger               30 DAN ROAD
                          Berman Funds"; we cannot accept checks made             CANTON, MA 02021
                          out to you or other parties and signed over to us

 -----------------------------------------------------------------------------------------------------------------------------

 WIRING MONEY             All wires must be for at least $1,000                  Before wiring any money, call for an order
                                                                                 confirmation:
                                                                                 Retail Services: 800-877-9700
                                                                                 Institutional Support Services: 800-366-6264

                                                                                 Have your financial institution send your wire
                                                                                 to State Street Bank and Trust Company

                                                                                 Include your name, the Fund name, your
                                                                                 account number and other information as
                                                                                 requested

 -----------------------------------------------------------------------------------------------------------------------------

 EXCHANGING FROM ANOTHER  All exchanges must be for at least $1,000              To place your order call:
 FUND                                                                            Retail Services: 800-877-9700
                          Both accounts involved must be registered in the       Institutional Support Services: 800-366-6264
                          same name, address and tax ID number
                                                                                 To place an order using FUNDFONE(R), call 800-
                          An exchange order cannot be cancelled or               335-9366
                          changed once it has been placed

 ----------------------------------------------------------------------------------------------------------------------------
 BY TELEPHONE             We do not accept phone orders for a first              To notify us of your purchase call:
                          investment                                             Retail Services: 800-877-9700
                                                                                 Institutional Support Services: 800-366-6264
                          Additional shares will be purchased when your
                          order is accepted                                      Immediately follow up with a wire or
                                                                                 electronic transfer
                          Not available on retirement accounts

 ----------------------------------------------------------------------------------------------------------------------------
 SETTING UP SYSTEMATIC    All investments must be at least $100                  Call 800-877-9700 for instructions
 INVESTMENTS
 ----------------------------------------------------------------------------------------------------------------------------


                               53 YOUR INVESTMENT

SELLING SHARES


 -----------------------------------------------------------------------------------------------------------------------------
 Method                   Things to know                                        Instructions
 -----------------------------------------------------------------------------------------------------------------------------
 SENDING US A LETTER      Unless you instruct us otherwise, we will mail        Send us a letter requesting us to sell shares
                          your proceeds by check to the address of record,      signed by all registered owners; include your
                          payable to the registered owner(s)                    name, account number, the Fund name, the
                                                                                dollar amount or number of shares you want
                          If you have designated a bank account on your         to sell, and any other instructions
                          application, you can request that we wire the
                          proceeds to this account; if the total balance of     If regular first-class mail, send to:
                          all of your Neuberger Berman fund accounts is          NEUBERGER BERMAN FUNDS
                          less than $200,000, you will be charged an $8.00       BOSTON SERVICE CENTER
                          wire fee                                               P.O. BOX 8403
                                                                                 BOSTON, MA 02266-8403
                          You can also request that we send the proceeds
                          to your designated bank account by electronic         If express delivery, registered mail, or
                          transfer (ACH) without a fee                          certified mail, send to:
                                                                                 NEUBERGER BERMAN FUNDS
                          You may need a Medallion signature guarantee           C/O STATE STREET BANK AND TRUST COMPANY
                                                                                 30 DAN ROAD
                          Please also supply us with your e-mail address         CANTON, MA 02021
                          and daytime telephone number when you write to
                          us in the event we need to reach you

 -----------------------------------------------------------------------------------------------------------------------------
 SENDING US A FAX         For amounts of up to $50,000                          Write a request to sell shares as described
                                                                                above
                          Not available if you have changed the address on
                          the account in the past 15 days                       Call 800-877-9700 to obtain the appropriate
                                                                                fax number

 -----------------------------------------------------------------------------------------------------------------------------

 CALLING IN YOUR ORDER    All phone orders to sell shares must be for at        To place your order call:
                          least $1,000 unless you are closing out an            Retail Services: 800-877-9700
                          account                                               Institutional Support Services: 800-366-6264

                          Not available if you have declined the phone          Give your name, account number, the Fund
                          option or are selling shares in certain retirement    name, the dollar amount or number of shares
                          accounts (The only exception is for those             you want to sell, and any other instructions
                          retirement shareholders who are at least 59 1/2 or
                          older and have their birthdates on file)              To place an order using FUNDFONE(R), call 800-
                                                                                335-9366
                          Not available if you have changed the address on
                          the account in the past 15 days

 -----------------------------------------------------------------------------------------------------------------------------
 EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000             To place your order call:
 FUND                                                                           Retail Services: 800-877-9700
                          Both accounts must be registered in the same          Institutional Support Services: 800-366-6264
                          name, address and tax ID number
                                                                                To place an order using FUNDFONE(R), call 800-
                          An exchange order cannot be cancelled or              335-9366
                          changed once it has been placed

 -----------------------------------------------------------------------------------------------------------------------------
 SETTING UP SYSTEMATIC    For accounts with at least $5,000 worth of shares     Call 800-877-9700 for instructions
 WITHDRAWALS              in them

                          Withdrawals must be at least $100
 -----------------------------------------------------------------------------------------------------------------------------


                               54 YOUR INVESTMENT

-->   RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.


ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.


-->  INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.


AS A FUND SHAREHOLDER WHO BOUGHT SHARES DIRECTLY FROM NEUBERGER BERMAN MANAGEMENT INC., YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE(R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.


o    MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.


Neuberger Berman Management Inc. applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make an effort to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.


                               55 YOUR INVESTMENT

o    PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.


The complete portfolio holdings for each Fund is available at https://www.nb.com/nb/ mutual_funds_prospectuses 15-30 days after each month-end.

Each Fund's complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Complete holdings for each Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


o   FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Funds.


                               56 YOUR INVESTMENT

o  RELATED PERFORMANCE

CONVERGENCE COMPOSITE

As of the date of this prospectus, Neuberger Berman Convergence Fund had not completed a full calendar year of operations and had no performance information to report.

Neuberger Berman Management Inc. also manages other separate accounts with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Convergence Composite. Convergence Composite consists of separate accounts that invest at least 80% of its net assets in stocks of companies of any market capitalization with a dividend yield greater than the average dividend yield of the Standard & Poor's 500 Composite Stock Index that, at the time of purchase, the Neuberger Berman research analysts rate Buy. The total asset size of all the separate accounts comprising the Convergence Composite as of December 31, 2006 was approximately $2.5 million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the Convergence Composite.

The performance of Convergence Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Convergence Composite. The performance of the Fund may be better or worse than the performance of Convergence Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and the separate accounts in Convergence Composite. The separate accounts in Convergence Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The table beside the chart shows what the return of Convergence Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of the separate accounts that comprise Convergence Composite. This information is based on past performance; it's not a prediction of future results.


                               57 YOUR INVESTMENT

CONVERGENCE COMPOSITE

YEAR-BY-YEAR % RETURNS as of 12/31 each year

------------------------------------------------------------------------------


[GRAPHIC OMITTED]


1997     '98     '99     '00     '01     '02     '03     '04     '05     '06
------------------------------------------------------------------------------


                                                                        25.64

BEST QUARTER: Q4 '06, 13.22%
WORST QUARTER: Q2 '06, -1.64%
Year-to-date performance as of 9/30/2007: 17.08%
------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006
------------------------------------------------------------------------------




------------------------------------------------------------------------------
                                                              Since Inception
                                      1 Year                    11/30/2005
------------------------------------------------------------------------------
 CONVERGENCE COMPOSITE
 Return Before Taxes                   25.64                      21.09
 Return After Taxes on
 Distributions                          N/A                        N/A
 Return After Taxes on
 Distributions and
 Sale of Fund Shares                    N/A                        N/A
 S&P 500 Index                         15.78                      14.50

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks
------------------------------------------------------------------------------




                               58 YOUR INVESTMENT

DIVIDEND COMPOSITE

As of the date of this prospectus, Neuberger Berman Dividend Fund had not completed a full calendar year of operations and had no performance information to report.

Neuberger Berman Management Inc. also manages other separate accounts with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Dividend Composite. Dividend Composite consists of separate accounts that invest at least 80% of its net assets in stocks of companies of any market capitalization with a dividend yield greater than the average dividend yield of the Standard & Poor's 500 Composite Stock Index that, at the time of purchase, the Neuberger Berman research analysts rate Buy. The total asset size of all the separate accounts comprising the Dividend Composite as of December 31, 2006 was approximately $9 million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the Dividend Composite.

The performance of Dividend Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Dividend Composite. The performance of the Fund may be better or worse than the performance of Dividend Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and the separate accounts in Dividend Composite. The separate accounts in Dividend Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The bar chart below shows how performance of Dividend Composite has varied from year to year. The table beside the chart shows what the return of Dividend Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of the separate accounts that comprise Dividend Composite. This information is based on past performance; it's not a prediction of future results.



                               59 YOUR INVESTMENT

DIVIDEND COMPOSITE


YEAR-BY-YEAR % RETURNS as of 12/31 each year

------------------------------------------------------------------------------
[GRAPHIC OMITTED]


1997     '98    '99     '00     '01     '02     '03     '04     '05     '06

                                                                 8.26   20.43


BEST QUARTER: Q4 '06, 7.19%
WORST QUARTER: Q4 '05, -0.83%
Year-to-date performance as of 9/30/2007: 11.49%
------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006

------------------------------------------------------------------------------

                                                              Since Inception
                                            1 Year               2/29/2004
------------------------------------------------------------------------------
 DIVIDEND COMPOSITE
 Return Before Taxes                         20.43                 15.62
 Return After Taxes on
 Distributions                                N/A                  N/A
 Return After Taxes on
 Distributions and
 Sale of Fund Shares                          N/A                  N/A
 S&P 500 Index                               15.78                 9.81


After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks
------------------------------------------------------------------------------


                               60 YOUR INVESTMENT

ENERGY COMPOSITE

As of the date of this prospectus, Neuberger Berman Energy Fund had not completed a full calendar year of opertaions and had no performance information to report.

Neuberger Berman Management Inc. also manages other separate accounts with investment objectives, policies and strategies that are substantially similar to Neuberger Berman Energy Fund. Below you will find information about the prior performance of Energy Composite. Energy Composite consists of separate accounts that invest at least 80% of its net assets in securities issued by companies of any market capitalization in energy-related activities, primarily common stocks. The companies in energy-related activities include, among others, integrated oil and gas companies, refining companies, independent oil and gas companies, oil service companies, coal companies, energy infrastructure companies, energy transportation companies, energy master limited partnerships, natural gas and electric utilities, and alternative energy providers from solar, wind and hydrogen sources. The total asset size of all the separate accounts comprising the Energy Composite as of December 31, 2006 was approximately $8.2 million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the Energy Composite.

The performance of Energy Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Energy Composite. The performance of the Fund may be better or worse than the performance of Energy Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and the separate accounts in Energy Composite. The separate accounts in Energy Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The bar chart below shows how performance of Energy Composite has varied from year to year. The table beside the chart shows what the return of Energy Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of the separate accounts that comprise Energy Composite. This information is based on past performance; it's not a prediction of future results.



                               61 YOUR INVESTMENT

ENERGY COMPOSITE

YEAR-BY-YEAR % RETURNS as of 12/31 each year
------------------------------------------------------------------------------

[GRAPHIC OMITTED]


1997     '98     '99     '00     '01     '02     '03     '04     '05     '06


                                                                52.50   11.60

BEST QUARTER: Q3 '05, 21.18%
WORST QUARTER: Q3 '06, -8.51%
Year-to-date performance as of 9/30/2007: 30.33%
------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006
------------------------------------------------------------------------------

                                                                Since Inception
                                               1 Year              6/30/2004
ENERGY COMPOSITE
Return Before Taxes                            11.60               31.13
Return After Taxes on
Distributions                                   N/A                 N/A
Return After Taxes on
Distributions and
Sale of Fund Shares                             N/A                 N/A
S&P 500 Index                                  15.78               11.11

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks


                               62 YOUR INVESTMENT

RESEARCH OPPORTUNITIES COMPOSITE

As of the date of this prospectus, Neuberger Berman Research Opportunities Fund had not completed a full calendar year of operations and had no performance information to report.

Neuberger Berman Management Inc. also manages a separate account with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Research Opportunities Composite. Research Opportunities Composite is a separate account that invests in stocks of companies of any market capitalization that are rated Buy by Neuberger Berman research analysts. The asset size of Research Opportunities Composite as of December 31, 2006 was approximately $8.1 million.

The separate account is not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the Research Opportunities Composite.

The performance of Research Opportunities Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Research Opportunities Composite. The performance of the Fund may be better or worse than the performance of Research Opportunities Composite due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the Fund and the Research Opportunities Composite. Research Opportunities Composite generally has lower expenses and is sold through different distribution channels than the Fund.

The bar chart below shows how performance of Research Opportunities Composite has varied from year to year. The table beside the chart shows what the return of Research Opportunities Composite would equal if you averaged out actual performance over various lengths of time and compares the return with a measure of market performance. The performance information shown below reflects the expenses of the Research Opportunities Composite. This information is based on past performance; it's not a prediction of future results.


                               63 YOUR INVESTMENT

RESEARCH OPPORTUNITIES COMPOSITE


YEAR-BY-YEAR % RETURNS as of 12/31 each year
------------------------------------------------------------------------------


[GRAPHIC OMITTED]


1997     '98     '99     '00     '01     '02     '03     '04     '05     '06


                                                                11.52   14.96

BEST QUARTER: Q4 '06, 7.78%
WORST QUARTER: Q2 '06, -1.61%
Year-to-date performance as of 9/30/2007: 11.31%
--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006

--------------------------------------------------------------------------------

                                                              Since Inception
                                            1 Year              9/30/2004
--------------------------------------------------------------------------------
RESEARCH OPPORTUNITIES COMPOSITE
Return Before Taxes                        14.96                 15.87
Return After Taxes on
Distributions                               N/A                   N/A
Return After Taxes on
Distributions and
Sale of Fund Shares                         N/A                   N/A
S&P 500 Index                              15.78                 13.38

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The S&P 500 Index is an unmanaged index of U.S. stocks
--------------------------------------------------------------------------------


                               64 YOUR INVESTMENT

APPENDIX
NEUBERGER BERMAN CONVERGENCE FUND -- DESCRIPTION OF SECTORS

Neuberger Berman Convergence Fund seeks to achieve its investment objective by investing principally in common stocks in the following three sectors.

(1) MEDIA SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography). Many products produced by companies in this sector may become obsolete quickly. These companies may suffer when their products prove incompatible with dominant systems. Additionally, television, radio, cable television, and direct satellite broadcast system operators are subject to extensive competition and changing government regulation. Furthermore, any threat of deteriorating employment markets and weakening economy could pose a potential risk for those media companies that generate revenues from advertising sales.

(2) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends. These include semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign and domestic competition and to import tariffs and other government regulation changes. These companies are also exposed to currency risk as a rising portion of their revenues are from international operations. The economic outlook of these companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Finally, products in this space become obsolete quickly and may suffer incompatibility issues.

(3) TELECOMMUNICATIONS SECTOR: These companies own and operate both wired and wireless networks that transport both voice and data traffic. Examples include incumbent providers of domestic and international telephone services, regional and long distance operators, new entrants into the telecommunications industry including competitive local exchange carriers, broadband service providers, and data services companies, as well as cellular wireless operators. These companies are occasionally among the most richly-priced securities during periods of market expansion and they often suffer prolonged sell-offs. Further, the sector is characterized by short product cycles, intense competition for market share, and very high fixed costs. The telecommunications industry is also a heavily regulated industry and is subject to extensive government oversight.

                                  65 APPENDIX

[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

NEUBERGER BERMAN EQUITY FUNDS
TRUST CLASS SHARES

No front-end sales charges



If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about each Fund's recent performance, including:


o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year

o    Fund performance data and financial statements
o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on these Funds, including:

o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC


--> OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON, DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


[GRAPHIC OMITTED]
A0088 12/07 SEC file number: 811-582


----------------------------------
[GRAPHIC OMITTED]
----------------------------------

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com